Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table presents information required by Item 402(v) of Regulation S-K. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, please refer above to “Executive Compensation — Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(3)	Average Summary Compensation Table Total for non-CEO Named Executive Officers(2)	Average Compensation Actually Paid to non-CEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:(5)		Net Income	Adjusted EBITDA (Company – Selected Measure)(7)
					Total Shareholder Return	Peer Group Total Shareholder Return(6)
2024	9,863,432	15,209,440	3,493,227	5,200,672	$234.78	$278.21	$534,535	$918,685
2023	8,251,865	9,129,803	3,269,016	3,564,802	$132.35	$191.92	$263,921	$567,767
2022	12,052,261	8,565,816	3,452,212	1,959,138	$133.33	$154.67	$468,332	$859,123
2021	10,107,261	14,939,149	3,309,375	3,033,721	$188.33	$167.66	$827,234	$1,301,233
2020	12,263,795	10,840,019	4,152,733	5,679,546	$164.42	$130.03	$1,120,913	$1,648,049

(1)
Mr. Cifu was our CEO for each of the years presented.

(2)
Our non-CEO NEOs consisted of (i) Messrs. Molluso, Fairclough, Cavoli, and Galvin for each of the years presented, as well as Ms. Lee for 2024 and Mr. Alex Ioffe for Fiscal Year 2020.

(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our CEO during each year in the table:

CEO	2024 (Mr. Cifu)	2023 (Mr. Cifu)	2022 (Mr. Cifu)	2021 (Mr. Cifu)	2020 (Mr. Cifu)
Summary Compensation Table Total	9,863,432	8,251,865	12,052,261	10,107,261	12,263,795
Less, value of “Stock Awards”, as reported in Summary Compensation Table	(5,527,500)	(4,974,000)	(7,889,500)	(6,590,500)	(8,759,525)
Plus, year-end fair value of outstanding and unvested awards granted in the year	7,953,051	4,604,182	4,057,161	3,706,982	3,914,514
Plus, fair value as of vesting date of equity awards granted and vested in the year	818,903	999,677	1,009,158	6,914,549	2,699,019
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	2,201,421	(7,591)	(371,530)	251,656	478,168
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(467,167)	(127,421)	(597,694)	229,648	(27,258)
Plus, dividends or other earnings paid during covered year, prior to vesting date of award	367,300	383,092	305,960	319,551	271,307
Compensation “Actually Paid” to CEO	15,209,440	9,129,803	8,565,816	14,939,149	10,840,019

(4)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below set forth each adjustment made during each year presented in the table to calculate the average compensation “actually paid” to our non-CEO NEO’s during each year in the table:

Non-CEO NEOs	2024	2023	2022	2021	2020
Summary Compensation Table Total	3,493,227	3,269,016	3,452,212	3,309,375	4,152,733
Less, value of “Stock Awards”, as reported in Summary Compensation Table	(1,934,468)	(1,841,807)	(2,032,213)	(1,786,875)	(2,331,500)
Plus, year-end fair value of outstanding and unvested awards granted in the year	2,670,875	1,717,954	638,834	563,080	2,912,547
Plus, fair value as of vesting date of equity awards granted and vested in the year	256,760	369,392	414,794	385,950	883,726
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	756,036	(4,106)	(620,849)	307,181	24,861
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(158,812)	(56,921)	4,997	117,898	224,850
Less, fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	(315,799)
Plus, dividends or other earnings paid during covered year, prior to vesting date of award	117,054	111,276	101,362	137,112	128,129
Average Compensation “Actually Paid” to Non-CEO NEOs	5,200,672	3,564,802	1,959,138	3,033,721	5,679,546

(5)
Assumes $100 was invested in our Class A Common Stock on December 31, 2019, and that dividends were reinvested on the date of payment without payment of any commissions or consideration of income taxes.

(6)
The peer group indices used by the Company consists of the NYSE Arca Securities Broker/Dealer Index. The calculation assumes $100 was invested in our Class A Common Stock on December 31, 2019, and that dividends were reinvested on the date of payment without payment of any commissions or consideration of income taxes.

(7)
“EBITDA” and “Adjusted EBITDA” are non-GAAP financial measures of financial performance. “EBITDA” measures our operating performance by adjusting net income to exclude Financing interest expense on long-term borrowings, Debt issue cost related to debt refinancing, prepayment, and commitment fees, Depreciation and amortization, Amortization of purchased intangibles and acquired capitalized software, and Income tax expense, and “Adjusted EBITDA” measures our operating performance by further adjusting EBITDA to exclude severance, transaction advisory fees and expenses, termination of office leases, charges related to share-based compensation and other expenses, which includes reserves for legal matters, COVID-19 one-time costs and donations for 2020, 2021 and 2022 and Other, net, which includes gains and losses from strategic investments and the sales of businesses. Reconciliations of Net Income to EBITDA and Adjusted EBITDA are available at https://ir.virtu.com/financials-and-filings/quarterly-results/default.aspx.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Cifu was our CEO for each of the years presented.
(2)
Our non-CEO NEOs consisted of (i) Messrs. Molluso, Fairclough, Cavoli, and Galvin for each of the years presented, as well as Ms. Lee for 2024 and Mr. Alex Ioffe for Fiscal Year 2020.

Peer Group Issuers, Footnote
(6)
The peer group indices used by the Company consists of the NYSE Arca Securities Broker/Dealer Index. The calculation assumes $100 was invested in our Class A Common Stock on December 31, 2019, and that dividends were reinvested on the date of payment without payment of any commissions or consideration of income taxes.

PEO Total Compensation Amount	$ 9,863,432	$ 8,251,865	$ 12,052,261	$ 10,107,261	$ 12,263,795
PEO Actually Paid Compensation Amount	$ 15,209,440	9,129,803	8,565,816	14,939,149	10,840,019
Adjustment To PEO Compensation, Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our CEO during each year in the table:

CEO	2024 (Mr. Cifu)	2023 (Mr. Cifu)	2022 (Mr. Cifu)	2021 (Mr. Cifu)	2020 (Mr. Cifu)
Summary Compensation Table Total	9,863,432	8,251,865	12,052,261	10,107,261	12,263,795
Less, value of “Stock Awards”, as reported in Summary Compensation Table	(5,527,500)	(4,974,000)	(7,889,500)	(6,590,500)	(8,759,525)
Plus, year-end fair value of outstanding and unvested awards granted in the year	7,953,051	4,604,182	4,057,161	3,706,982	3,914,514
Plus, fair value as of vesting date of equity awards granted and vested in the year	818,903	999,677	1,009,158	6,914,549	2,699,019
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	2,201,421	(7,591)	(371,530)	251,656	478,168
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(467,167)	(127,421)	(597,694)	229,648	(27,258)
Plus, dividends or other earnings paid during covered year, prior to vesting date of award	367,300	383,092	305,960	319,551	271,307
Compensation “Actually Paid” to CEO	15,209,440	9,129,803	8,565,816	14,939,149	10,840,019

Non-PEO NEO Average Total Compensation Amount	$ 3,493,227	3,269,016	3,452,212	3,309,375	4,152,733
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,200,672	3,564,802	1,959,138	3,033,721	5,679,546
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below set forth each adjustment made during each year presented in the table to calculate the average compensation “actually paid” to our non-CEO NEO’s during each year in the table:

Non-CEO NEOs	2024	2023	2022	2021	2020
Summary Compensation Table Total	3,493,227	3,269,016	3,452,212	3,309,375	4,152,733
Less, value of “Stock Awards”, as reported in Summary Compensation Table	(1,934,468)	(1,841,807)	(2,032,213)	(1,786,875)	(2,331,500)
Plus, year-end fair value of outstanding and unvested awards granted in the year	2,670,875	1,717,954	638,834	563,080	2,912,547
Plus, fair value as of vesting date of equity awards granted and vested in the year	256,760	369,392	414,794	385,950	883,726
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	756,036	(4,106)	(620,849)	307,181	24,861
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(158,812)	(56,921)	4,997	117,898	224,850
Less, fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	(315,799)
Plus, dividends or other earnings paid during covered year, prior to vesting date of award	117,054	111,276	101,362	137,112	128,129
Average Compensation “Actually Paid” to Non-CEO NEOs	5,200,672	3,564,802	1,959,138	3,033,721	5,679,546

Compensation Actually Paid vs. Total Shareholder Return
CAP versus Total Shareholder Return
The chart below shows the relationship between the CEO and other NEOs’ CAP amounts and the Company’s TSR. This is primarily due to the Company’s use of annual and long-term equity incentives, the value of which are tied directly to stock price performance and the Company’s financial performance.

Compensation Actually Paid vs. Net Income
CAP versus Annual Net Income
The chart below shows the relationship between the CEO and other NEOs’ CAP amounts and the Company’s Net Income. This is primarily due to the Company’s use of quantitative financial performance metrics in determining annual bonus compensation of its named executive officers.

Compensation Actually Paid vs. Company Selected Measure
CAP versus Annual Adjusted EBITDA
The chart below shows the relationship between the CEO and other NEOs’ CAP amounts and the Company’s Adjusted EBITDA. This is primarily due to the Company’s use of quantitative financial performance metrics in determining annual bonus compensation of its named executive officers.

Total Shareholder Return Vs Peer Group
CAP versus Total Shareholder Return
The chart below shows the relationship between the CEO and other NEOs’ CAP amounts and the Company’s TSR. This is primarily due to the Company’s use of annual and long-term equity incentives, the value of which are tied directly to stock price performance and the Company’s financial performance.

Tabular List, Table
Most Important Financial Performance Measures
The following provides a list of the financial performance measures that we believe are the most important financial performance measures used to link the compensation awarded to our named executive officers to the Company’s performance. For more information, please see the “Executive Compensation — Compensation Discussion and Analysis” section above.
1.
Annual Adjusted EBITDA

2.
Adjusted Net Trading Income

3.
Adjusted Net Trading Income from Growth Initiatives

4.
Adjusted Operating Expenses

Total Shareholder Return Amount	$ 234.78	132.35	133.33	188.33	164.42
Peer Group Total Shareholder Return Amount	278.21	191.92	154.67	167.66	130.03
Net Income (Loss)	$ 534,535	$ 263,921	$ 468,332	$ 827,234	$ 1,120,913
Company Selected Measure Amount	918,685	567,767	859,123	1,301,233	1,648,049
PEO Name	Mr. Cifu
Measure:: 1
Pay vs Performance Disclosure
Name	Annual Adjusted EBITDA
Non-GAAP Measure Description
(7)
“EBITDA” and “Adjusted EBITDA” are non-GAAP financial measures of financial performance. “EBITDA” measures our operating performance by adjusting net income to exclude Financing interest expense on long-term borrowings, Debt issue cost related to debt refinancing, prepayment, and commitment fees, Depreciation and amortization, Amortization of purchased intangibles and acquired capitalized software, and Income tax expense, and “Adjusted EBITDA” measures our operating performance by further adjusting EBITDA to exclude severance, transaction advisory fees and expenses, termination of office leases, charges related to share-based compensation and other expenses, which includes reserves for legal matters, COVID-19 one-time costs and donations for 2020, 2021 and 2022 and Other, net, which includes gains and losses from strategic investments and the sales of businesses. Reconciliations of Net Income to EBITDA and Adjusted EBITDA are available at https://ir.virtu.com/financials-and-filings/quarterly-results/default.aspx.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Trading Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Trading Income from Growth Initiatives
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Expenses
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,527,500)	$ (4,974,000)	$ (7,889,500)	$ (6,590,500)	$ (8,759,525)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,953,051	4,604,182	4,057,161	3,706,982	3,914,514
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,201,421	(7,591)	(371,530)	251,656	478,168
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	818,903	999,677	1,009,158	6,914,549	2,699,019
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(467,167)	(127,421)	(597,694)	229,648	(27,258)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	367,300	383,092	305,960	319,551	271,307
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,934,468)	(1,841,807)	(2,032,213)	(1,786,875)	(2,331,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,670,875	1,717,954	638,834	563,080	2,912,547
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	756,036	(4,106)	(620,849)	307,181	24,861
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,760	369,392	414,794	385,950	883,726
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(158,812)	(56,921)	4,997	117,898	224,850
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,054	111,276	101,362	137,112	128,129
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (315,799)